LIQUID ASSETS FUND
MUNICIPAL ASSETS FUND
INTERIM FINANCIAL REPORT
DECEMBER 31, 1996

LETTER TO SHAREHOLDERS
----------------------

We are pleased to present the semi-annual financial report for your Liquid Assets Fund ("Liquid Assets") and Municipal Assets Fund ("Municipal Assets"), for the six-months ended December 31, 1996.

As explained more fully in the Management Discussion which follows, over the last six months interest rates have declined somewhat from early 1996 levels. Still, short-term rates remain attractive. And, given current disagreements among analysts over the direction of the economy, it does not appear that the Federal Reserve will be moving to reduce short-term yields in the near future.

All of this has meant a very favorable return for shareholders of Liquid Assets and Municipal Assets. During the period July 1 through December 31, 1996, yields on Liquid Assets and Municipal Assets averaged 4.45% and 2.76% (for "Sweep Shares") respectively.

The last six months have been a period of change and growth for your Funds. In October shareholders voted to split each Fund into three classes of shares:
"Sweep Shares", "Trust Shares", and "Institutional Shares". Sweep Shares continue the original mission of the Funds - to provide a competitive "sweep account" vehicle to bank clients offering Investment Checking to their customers. Trust Shares offer a more attractive fee structure for accounts established through bank trust departments. Institutional Shares are the lowest fee class and are well suited to institutional shareholders.

Across the United States, bank sweep account programs continue to grow. Your Funds have shared in that growth. The number of banks offering the Funds through our Investment Checking sweep service has increased by nine since July 1, 1996. We are pleased to report that our Funds are now offered by twenty-seven banks in five states, including seven banks in California!

As we approach the fifteenth anniversary of Liquid Assets in June 1997, the directors and officers of the Funds continue to work to improve the performance and operations of your Funds. Toward that end, in October 1996 the maximum annual fees on Municipal Assets were reduced 0.25%. This change resulted in a direct increase of 0.25% in the yield to Municipal Assets shareholders. We anticipate more positive changes over the next few months.

Thanks for your investment in the Funds. If you wish to contact us, please write or call IMG directly at (800)798-1819, or contact your financial institution through which you made your investment.







DAVID W. MILES, PRESIDENT
LIQUID ASSETS FUND
MUNICIPAL ASSETS FUND
January 17, 1997

MANAGEMENT DISCUSSION
---------------------

During the six month period ending December 31, 1996, the bond market enjoyed a strong rally as interest rates declined due to a slower economy. One year treasury rates declined during the period from a 5.73 percent yield to a 5.48 percent yield. Six month and three month bills showed little change during the six month period.

The past six months showed a marked change from the first half of 1996, during which rates were driven by a strong economy. By mid August the GDP number for the third quarter had already indicated signs of slowing. This slowdown in economic activity reduced inflation fears and brought interest rates lower across the maturity curve.

While interest rates have already declined con-siderably during the last six months, we expect long term rates to decline further into 1997. Contradictory economic reports support two views for future economic growth. One view focuses on potential inflationary pressures in the cost of labor. Recent tightness in the labor market has pushed hourly earnings higher. A continued tightness could further inflate wage pressures. The second view, which we subscribe to, anticipates a slower economy with weaker corporate profits. We believe profits will weaken into the first half of 1997. Future earnings growth will rely predominantly on top line revenue growth rather than from bottom line expense reduction, and revenue growth has been sluggish. Capital spending and productivity are near record levels suggesting the supply of goods entering the market is greater than the demand. Under this scenario, material goods price inflation should stay under control. Despite some pressure in the labor market, we expect the overall level of inflation to remain low and with economic growth trending lower, bond yields should decline. With this in mind, we believe the market is poised for stable short term interest rates and lower long term interest rates. We are posturing the port-folio to capture as much yield as possible, while remaining flexible to react toward current market conditions. In the Liquid Assets Fund we favor agency securities to boost yield over treasury bills or notes. Recently, discount notes have provided better value versus coupon agencies on a money market equivalent basis. Our view toward short term interest rates is neutral for the near term and for that reason our target range for average days will be that of the IBC Taxable Money Fund Average. In the Municipal Assets Fund we have continued to add municipal notes rated AA or higher by a nationally recognized statistical rating organization. We utilize variable rate demand notes to provide the liquidity for the portfolio. These are overnight and weekly investment vehicles within the tax-exempt bond market. We are also targeting the average days to maturity to that of the IBC Tax Free Money Fund Average. As always, in both portfolios, we strive to provide a high yielding product without sacrificing the safety of principal. We appreciate your continued investment in the Liquid Assets Fund and Municipal Assets Fund.



JEFFREY D. LORENZEN
MANAGING DIRECTOR

LIQUID ASSETS FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1996
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                          YIELD AT
      PAR                                                  TIME OF           DUE               AMORTIZED
     VALUE                   DESCRIPTION                  PURCHASE           DATE                 COST
----------------------------------------------------------------------------------------------------------
DISCOUNTED GOVERNMENT SECURITIES -- 33.9%
$    4,500,000    Fed Agricultural Mtge Corp Disc Note     5.38%           02-Jan-97         $   4,499,346
     3,000,000    Fed Home Loan Mtge Corp Disc Note        5.43%           03-Jan-97             2,999,122
     5,000,000    Fed Home Loan Mtge Corp Disc Note        5.36%           03-Jan-97             4,998,550
     3,000,000    Federal Home Loan Bank Disc Note         5.41%           06-Jan-97             2,997,812
     5,000,000    Federal Home Loan Bank Disc Note         5.42%           07-Jan-97             4,995, 617
     5,000,000    Student Loan Mtge Assn Disc Note         5.42%           08-Jan-97             4,994,847
     5,000,000    Federal National Mtge Assn Disc Note     5.61%           16-Jan-97             4,988,708
    10,000,000    Fed Home Loan Mtge Corp Disc Note        5.41%           31-Jan-97             9,956,000
     6,670,000    Federal National Mtge Assn Disc Note     5.39%           02-Feb-97             6,634,916
     2,300,000    Federal National Mtge Assn Disc Note     5.53%           18-Feb-97             2,283,440
     5,000,000    Fed Home Loan Mtge Corp Disc Note        5.48%           20-Feb-97             4,962,917
     1,600,000    Fed Home Loan Mtge Corp Disc Note        5.54%           25-Feb-97             1,586,800
     2,185,000    Fed Home Loan Mtge Corp Disc Note        5.39%           26-Feb-97             2,166,884
     5,000,000    Federal National Mtge Assn Disc Note     5.36%           04-Mar-97             4,955,050
     2,618,000    Fed Home Loan Mtge Corp Disc Note        5.36%           05-Mar-97             2,594,085
     6,525,000    Federal National Mtge Assn Disc Note     5.39%           13-Mar-97             6,457,439
                                                                                             -------------
                  TOTAL (cost - $72,071,533)                                                 $  72,071,533
                                                                                             -------------

COUPON SECURITIES -- 0.6%
$    1,000,000    Federal Home Loan Bank Float             5.66%           18-April-97       $   1,002,657
       250,000    Federal Home Loan Bank, 6.99%            5.72%           25-April-97             250,948
                                                                                             -------------
                  TOTAL (cost - $1,253,605)                                                  $   1,253,605
                                                                                             -------------

LOAN CERTIFICATES* FmHA GUARANTEED LOAN CERTIFICATES -- 5.3%
$   13,727,550    Guaranteed Loan Trust                    6.00%*     01-Jun-97 to 19-Dec-34 $  11,316,487
                                                                                             -------------
                  TOTAL (cost - $11,316,487)                                                 $  11,316,487
                                                                                             -------------






*Interest rate fluctuates daily, monthly, or quarterly with Prime rate.
Put option subject to no longer than 7-day settlement.
See Notes to Financial Statements.

LIQUID ASSETS FUND
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                          YIELD AT
      PAR                                                  TIME OF           DUE               AMORTIZED
     VALUE                   DESCRIPTION                  PURCHASE           DATE                 COST
----------------------------------------------------------------------------------------------------------
TRUST  CERTIFICATES* U.S. GOVT. GUARANTEED STUDENT LOANS -- 41.1%
$   87,435,000    Iowa Student Loan Trust                  5.97%*     08-Jan-97 to 30-Dec-97 $  87,435,000
                                                                                             -------------
                  TOTAL (cost - $87,435,000)                                                 $  87,435,000
                                                                                             -------------

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL -- 18.8%
$   39,919,690    Swiss Bank Repurchase Agreement          6.70%           02-Jan-97         $  39,919,690
                                                                                             -------------
                  TOTAL (cost - $39,919,690)                                                 $  39,919,690
                                                                                             -------------

TOTAL INVESTMENTS-- 99.7%                                                                    $ 211,996,315

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES-- 0.3%                                         $     712,191
          (Includes $44,638 payable to investment advisor and $755,879                       -------------
           dividends payable to shareholders)

NET ASSETS -- 100%
          Applicable to 212,708,506 outstanding shares of $.001 par value
          common stock (5,000,000,000 shares authorized)                                     $ 212,708,506
                                                                                             =============

NET ASSET VALUE:
          Offering and redemption price per share ($212,708,506
          divided by 212,708,506 shares outstanding)                                         $        1.00
                                                                                             =============




*Interest rate fluctuates with 3-month  U.S. Treasury Bill rate.
Put option subject to no longer than 7-day settlement.
See Notes to Financial Statements.

MUNICIPAL ASSETS FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1996
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                               YIELD AT
      PAR                                                      TIME OF            DUE          AMORTIZED
     VALUE                  DESCRIPTION                        PURCHASE           DATE            COST
----------------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT BONDS -- 14.2%
$     66,156    Iowa HFA (Gayman Project)                        4.97%**         15-Aug-99   $      66,156
     424,135    Vinton, IA (Twin City Concrete)                  4.94%**         15-Jun-02         424,135
   1,116,486    Sioux City, IA. (Handy Partnership Proj)         4.97%**         15-Sep-04       1,116,486
     220,666    Iowa HFA (Starr-Terry Project)                   5.47%**         15-May-05         220,666
                                                                                             -------------
                TOTAL (cost - $1,827,443)                                                    $   1,827,443
                                                                                             -------------

VARIABLE RATE DEMAND OBLIGATIONS -- 57.6%
$    300,000    Massachusetts State G.O. Ser B DTN               4.80%*          01-Dec-97   $     300,000
     600,000    Illinois Educational Facility Auth 7-Day         4.20%**         01-May-00         600,000
     300,000    North Alabama PCR DTN                            4.95%*          01-Dec-00         300,000
     600,000    Harris Co., TX HFC, Ser 88A 7-Day                4.20%**         01-Jun-05         600,000
     500,000    Phoenix, AZ IDR Multi-Family Hsg 7-Day           4.15%**         15-Oct-06         500,000
     300,000    Portland, OR PCR (Reynolds Metals) DTN           4.95%*          01-Dec-09         300,000
     400,000    Hawaii Housing Auth 7-Day                        4.15%**         01-Aug-10         400,000
     600,000    Metro Nashville Airport Auth, TN Ser A DT        4.95%*          01-Oct-12         600,000
     400,000    Lone Star, TX Airport Ser A2 DTN                 4.95%*          01-Dec-14         400,000
     600,000    Chicago, IL O'Hare Airport 7-Day                 4.15%**         01-Jan-15         600,000
     400,000    Hampton Roads, VA Jail Auth 7-Day                4.15%**         01-Jul-16         400,000
     300,000    So. Caroling Jobs Econ Dev Auth DTN              4.95%*          01-Jul-22         300,000
     300,000    Dearborn, MI Economic Dev 7-Day                  4.30%**         01-Mar-23         300,000
     600,000    Burke Co., GA Dev Auth DTN                       4.90%*          01-Jul-24         600,000
     500,000    Martin Co., FL PCR DTN                           4.00%*          01-Sep-24         500,000
     100,000    Putnam Co., FL PCR DTN                           4.00%*          01-Sep-24         100,000
     100,000    Grapevine, TX IDR Ser A3 DTN                     4.95%*          01-Dec-24         100,000
     400,000    Grapevine, TX IDR Ser A4 DTN                     4.95%*          01-Dec-24         400,000
     100,000    Grapevine, TX IDR Ser B2 DTN                     4.95%*          01-Dec-24         100,000
                                                                                             -------------
                TOTAL (cost - $7,400,000)                                                    $   7,400,000
                                                                                             -------------


*Variable rate, put option subject to next business day settlement.
**Variable rate, put option subject to no longer than 7-day settlement.
See Notes to Financial Statements.

MUNICIPAL ASSETS FUND
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                               YIELD AT
      PAR                                                      TIME OF            DUE          AMORTIZED
     VALUE                  DESCRIPTION                        PURCHASE           DATE           COST
----------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES -- 27.3%
$    200,000    Minneapolis & St. Paul, MN Airport, 4.00%        3.85%           01-Jan-97   $     200,000
     100,000    New Jersey State, 5.10%                          3.75%           01-Jan-97         100,003
     100,000    Pennsylvania State Higher Ed Fac, 6.625          3.75%           01-Jan-97         100,007
      75,000    Salt River Prof, AZ Agric Impr Dist, 5.70%       3.85%           01-Jan-97          75,003
      85,000    Snohomish Co, WA Pub Util Dist, 7.375%           3.85%           01-Jan-97          86,707
      75,000    Univ of Nebraska Med Center, 6.70%               3.81%           01-Jan-97          75,006
     285,000    New Prairie School Bldg Corp, IN, 4.10%          3.80%           05-Jan-97         285,009
     125,000    Kootenai Co., ID Solid Waste Fac, 6.40%          3.80%           01-Feb-97         126,527
     105,000    St. Louis Co, MO, 3.50, 3.50%                    3.70%           01-Feb-97         104,978
     200,000    St. Louis, MO Convention Center, 6.50%           3.70%           01-Feb-97         200,460
     100,000    York, PA City School Dist, 6.50%                 3.88%           01-Feb-97         100,226
     100,000    Bergen Co., NJ School, 4.40%                     3.75%           01-Mar-97         100,100
     100,000    Lakeshore, WI Tech College Dist, 4.70%           3.55%           01-Mar-97         100,186
     100,000    New Hampshire State, 3.40%                       3.98%           01-Mar-97          99,905
     150,000    New Jersey State, 7.00%                          3.65%           15-Apr-97         152,145
     100,000    DuPage Water Comm, IL Water Rev, 6.50%           3.75%           01-May-97         102,862
     200,000    Maricopa Co., AZ Series A, 4.50%                 3.80%           01-Jul-97         200,681
     360,000    New Jersey State Ed Fac Auth Rev, 5.50%          3.72%           01-Jul-97         363,119
     200,000    Sandy City, UT Motor Fuel, 3.75%                 3.75%           15-Jul-97         200,000
     200,000    Albuquerque, NM SD#12, 4.45%                     3.85%           01-Aug-97         200,674
     100,000    Illinois Development Finance Auth, 5.00%         3.80%           24-Aug-97         100,751
     200,000    Shreveport, LA Certificates, 4.40%               3.87%           01-Sep-97         200,679
     225,000    Honolulu, HI City & County, 4.20%                3.90%           01-Oct-97         225,481
                                                                                             -------------
                TOTAL (cost - $3,500,511)                                                    $   3,500,511
                                                                                             -------------

TOTAL INVESTMENTS-- 99.1%                                                                    $  12,727,954

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .9%
          (Includes $0 payable to investment advisor and $29,370
           dividends payable to shareholders)                                                $     116,844
                                                                                             -------------
NET ASSETS -- 100%
           Applicable to 12,844,798 outstanding shares of $.001 par value
           common stock (5,000,000,000 shares authorized)                                    $  12,844,798
                                                                                             =============
NET ASSET VALUE:
           Offering and redemption price per share ($12,844,798
           divided 12,884,798 shares outstanding)                                            $        1.00
                                                                                             =============

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JULY 1, 1996 TO DECEMBER 31, 1996
------------------------------------------------------



                                     Liquid Assets Fund   Municipal Assets Fund
                                     ------------------   ---------------------

INVESTMENT INCOME:
   Interest                             $   5,521,119          $   193,093

EXPENSES:
   Advisory and service fees (Note 2)         245,802                3,901
   Shareholder servicing costs                 17,307                5,828
   Directors' fees                              6,653                  986
   Custodian fees and expenses                112,460               10,378
   Portfolio accounting fees (Note 2)          34,429                  480
   Distribution fees (Note 3)                 737,753               28,666
   Legal and auditing fees                      8,449                3,888
   Printing and postage                         6,563                1,465
   Registration fees                            4,247                  750
   Miscellaneous Expenses                       3,078                  (79)
                                                -----                  ---

TOTAL EXPENSES                              1,176,741               56,263
                                            ---------               ------


NET INVESTMENT INCOME                   $   4,344,378          $   136,830
                                        =============          ===========




See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM JULY 1 TO DECEMBER 31
-----------------------------------------


                                                   LIQUID ASSETS FUND            MUNICIPAL ASSETS FUND
                                                  1996            1995            1996           1995
                                                -------------------------     --------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income and amounts
distributed to shareholders (Note 1)        $    4,344,378   $    4,429,881   $     136,830   $     263,066
                                            ==============   ==============   =============   =============


FROM SHARE TRANSACTIONS:
(at constant net asset value of $1 per share)
Shares sold                                 $  521,271,916   $  596,413,643   $  25,695,881   $  48,973,509


Shares issued in reinvestment of
dividends from net investment income                13,500          100,359               0             715
                                            --------------   --------------   -------------   -------------
                                               521,285,416      596,514,002      25,695,881      48,974,224

Shares redeemed                                488,209,725      567,491,318      22,996,846      44,002,343
                                            --------------   --------------   -------------   -------------
Net increase (decrease) in net assets
derived from share transactions                 33,075,691       29,022,684       2,699,035       4,971,881

NET ASSETS:

Beginning of period                            179,632,815      167,084,935      10,145,763      16,129,890
                                            --------------   --------------   -------------   -------------

End of period                               $  212,708,506   $  196,107,619   $  12,844,798   $  21,101,771
                                            ==============   ==============   =============   =============

FINANCIAL HIGHLIGHTS
--------------------

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD             1996        1995     1994      1993     1992     1991    1990     1989     1988     1987
-----------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS FUND -- SWEEP SHARES
FOR THE PERIOD FROM JULY 1, 1996 TO DECEMBER 31, 1996
Net Asset Value
Beginning of Period              $  1.000    $ 1.000  $ 1.000   $1.000   $1.000   $ 1.000  $ 1.000  $ 1.000  $1.000   $1.000

Net Investment Income                .044       .049     .042     .025     .028      .050     .069     .075    .070     .057

Dividends Distributed               (.044)     (.049)   (.042)   (.025)   (.028)    (.050)   (.069)   (.075)  (.070)   (.057)
                                 --------------------------------------------------------------------------------------------

Net Asset Value
End of Period                    $  1.000    $ 1.000  $ 1.000   $1.000   $1.000   $ 1.000  $ 1.000  $ 1.000  $1.000   $1.000
                                 ============================================================================================

Total Return                        4.42%      4.89%    4.20%    2.50%    2.80%     5.00%    6.90%    7.50%   7.00%    5.70%

Ratio of Expenses to
Average Net Assets                  1.20%      1.20%    1.20%    1.20%    1.20%     1.10%    1.10%    1.20%   1.20%    1.10%

Ratio of Net Income to
Average Net Assets                  4.42%      4.89%    4.20%    2.50%    2.80%     5.00%    6.90%    7.50%   7.00%    5.70%

Net Assets
End of Period (000 Omitted)      $212,696    196,108  171,595  150,182  115,319   112,628  116,963  101,815  84,206   77,886

See Notes to Financial Statements.

--------------------------------

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD             1996        1995     1994      1993     1992     1991    1990     1989     1988     1987
----------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS FUND -- INSTITUTIONAL SHARES
FOR THE PERIOD  FROM  OCTOBER  29,  1996 TO  DECEMBER  31,  1996
Net Asset Value
Beginning of Period              $  1.000

Net Investment Income                .052

Dividends Distributed               (.052)
                                 -------------------------------------------------------------------------------------------

Net Asset Value
End of Period                    $  1.000
                                 ===========================================================================================

Total Return                        5.17%

Ratio of Expenses to
Average Net Assets                  0.44%

Ratio of Net Income to
Average Net Assets                  5.17%

Net Assets
End of Period (000 Omitted)      $ 12,058

See Notes to Financial Statements.

--------------------------------

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD             1996        1995     1994      1993     1992     1991    1990     1989     1988     1987
-----------------------------------------------------------------------------------------------------------------------------

MUNICIPAL ASSETS FUND
Net Asset Value
Beginning of Period              $  1.000    $ 1.000  $ 1.000   $1.000   $1.000   $ 1.000  $ 1.000  $ 1.000  $1.000   $1.000

Net Investment Income                .028       .028     .022     .015     .019      .036     .049     .050    .046     .038

Dividends Distributed               (.028)     (.028)   (.022)   (.015)   (.019)    (.036)   (.049)   (.050)  (.046)   (.038)
                                 --------------------------------------------------------------------------------------------

Net Asset Value
End of Period                    $  1.000    $ 1.000  $ 1.000   $1.000   $1.000   $ 1.000  $ 1.000  $ 1.000  $1.000   $1.000
                                 ============================================================================================

Total Return                        2.76%      2.77%    2.20%    1.50%    1.90%     3.60%    4.90%    5.00%   4.60%    3.80%

Ratio of Expenses to
Average Net Assets                  1.14%      1.48%    1.40%    1.30%    1.30%     1.40%    1.40%    1.70%   1.60%    1.50%

Ratio of Net Income to
Average Net Assets                  2.76%      2.77%    2.20%    1.50%    1.90%     3.60%    4.90%    5.00%   4.60%    3.80%

Net Assets
End of Period (000 Omitted)      $ 12,844     21,102   22,528   23,672   26,728    24,415   17,385   14,096  15,871   13,193

See Notes to Financial Statements.

LIQUID ASSETS FUND
MUNICIPAL ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
-----------------------------


(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.
     -------------------------------------------------
     The Liquid Assets Fund and the Municipal Assets Fund (the Funds) are registered under the Investment Company Act of 1940 (the Act), as open-end, diversified investment companies, established as Iowa corporations. Investors Management Group ("Adviser"), through an affiliated company (IMG Financial Services, Inc.), acts as the exclusive distributor of the Funds' shares which are sold to the public without a sales charge.

     It is each Fund's policy to maintain a continuous net asset value per share of $1.00; the Funds have adopted certain investment portfolio valuation and dividend and distribution policies to enable them to do so.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on a trade date basis. Realized gains or losses, if any, from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Cost of investments represents amortized cost.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. It is the policy of the Funds to declare and accrue dividends from net investment income on each business day.

     FEDERAL INCOME TAXES. The Funds intend to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts which avoid or minimize federal income or excise taxes for the Funds.

     INVESTMENT VALUATION. The investments are valued at amortized cost pursuant to Rule 2a-7 of the act. This involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreements with banks and broker dealers whereby independent custodians receive delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to 102% of the resale price, and will not be less than 100% of the resale price over the term of the agreement. At December 31, 1996, the securities purchased under overnight agreements to resell were collateralized by Government Agency mortgage backed securities with a market value of $40,843,837 for the Liquid Assets Fund.

     LOAN CERTIFICATES. FmHA Guaranteed Loan Certificates represent interests in the guaranteed portion of Farmer's Home Administration ("FmHA") loans issued by one or more guaranteed loan trusts subject to repurchase on no more than five business days' written notice. The Loan Certificates are diversified through limitations on certificates sold by any one individual bank.

     TRUST CERTIFICATES. U. S. Government Guaranteed Student Loans (the Trust) represent interests in student loans sold by certain Iowa banks subject to repurchase, on no more than seven days written notice. The Trust and, accordingly, the Trust Certificates are diversified through limitations on certificates sold by any individual bank. Each individual bank may not sell more than 5 percent of the outstanding Trust Certificates.

(2)  ADVISORY AND SERVICE FEES.
     --------------------------
     Under its management and investment advisory agreement, the Adviser provides the Fund with investment supervision, office space, management and other personnel, and will pay the costs of computing the Fund's net asset value and related bookkeeping expenses. For these services, the Fund pays a fee computed daily and payable monthly at an annual rate of 0.25% of average daily assets up to $200 million and at a sliding rate from 0.24% to 0.20% of average daily net assets exceeding $200 million. For the period ended December 31, 1996, Liquid Assets Fund and Municipal Assets Fund paid $245,802 (approximately 0.25% of average daily net assets) and $3,901 (approximately 0.08% of average net assets due to voluntary fee waiver by Advisor for period from September 1, 1996 through January 15, 1997), respectively, to the Advisor for advisory and service fees.

     The Funds have also entered into an administrative services agreement with the Advisor to provide portfolio fund accounting services to the Funds. For these services, each Fund pays a fee computed daily and payable monthly at an annual rate of 0.035 percent of average daily assets to a maximum of $50,000 per year.

     Certain officers of the Fund are also officers of the Adviser. At December 31, 1996, the Adviser owned 476,163 shares in Liquid Assets Fund.

     IMG also acts as transfer agent and dividend paying agent for the Funds, and maintains all shareholder records. Fees for such services are based upon the number of accounts and are reflected as shareholder servicing costs in the accompanying statement of operations.

(3)  DISTRIBUTION EXPENSE PLAN.
     --------------------------
     Under distribution expense plans (the "Plans") adopted January 1, 1987 pursuant to Rule 12b-1 under the Act, and amended effective January 8, 1991 the Fund may make payments to IMG Financial Services, Inc. ("IFS") for the reimbursement of expenses related to marketing or distribution of the Funds. Aggregate payments by each Fund under the Plans in any month cannot exceed the annual rate of 0.75% of Liquid Asset Fund's average daily net asset value and 0.50% of Municipal Asset Fund's average daily net asset value. For the period ended December 31, 1996, amounts payable under the Plans used by IFS to compensate financial institutions for automated processing of Fund transactions and for other services relating to the distribution of the Funds' shares totaled $737,753 and $28,666 for Liquid Assets Fund, and Municipal Assets Fund, respectively, and Rule 12b-1 fees payable at December 31, 1996, were $134,176 and $5,014, respectively.

INVESTMENT ADVISOR, TRANSFER AND                  UNDERWRITER
DIVIDEND DISBURSING AGENT                         IMG Financial Services, Inc.
     Investors Management Group                   2203 Grand Avenue
     2203 Grand Avenue                            Des Moines, IA  50312-5338
     Des Moines, Iowa  50312-5338
                                                  AUDITORS
CUSTODIAN                                         KPMG Peat Marwick LLP
     Mercantile Bank of Polk County               2500 Ruan Center
     East 5th & Locust Streets                    Des Moines, Iowa  50309
     Des Moines, Iowa 50307

COUNSEL
     Cline, Williams, Wright, Johnson
     & Oldfather
     1900 FirsTier Bank Building
     Lincoln, Nebraska  68508







   LIQUID ASSETS FUND
   MUNICIPAL ASSETS FUND
   2203 GRAND AVENUE
   DES MOINES, IOWA  50312-5338